INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income taxes paid (refund) [abstract]
Book-to-tax difference of assets	$ 1,655	$ 0